Property And Equipment, Net (Details) - Schedule of Property and Equipment, net	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Property and Equipment, Net [Abstract]
Building	$ 565,000		$ 565,000
Leasehold improvements	320,000		320,000
Motor vehicles	1,480,700		1,463,000
Furniture, fixtures and equipment	100,747		100,747
Equipment for leasing	13,156,650		14,491,150
Less: accumulated depreciation	(7,217,534)		(6,216,280)
Property and equipment, net	$ 8,405,563	$ 1,073,603	$ 10,723,617